Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($000)	Pre-Tax Earnings ($000)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2022	$11,335,069	$11,165,315	$4,347,931	$5,456,168	$109	$129	$1,512,041	$1,987,489
2021	$15,989,635	$16,497,110	$6,292,515	$5,601,094	$87	$118	$1,722,589	$2,258,540
2020	$17,529,560	$10,501,563	$7,078,043	$4,846,029	$100	$107	$85,382	$106,297

Company Selected Measure Name	Pre-tax earnings
Named Executive Officers, Footnote [Text Block]	Our Principal Executive Officer (“PEO”) for 2022, 2021, and 2020 is Barbara Rentler.Our non-PEO NEOs for 2022, 2021, and 2020 are as follows:
a.2022: Adam Orvos, Michael J. Hartshorn, Michael Kobayashi, and Brian Morrow.
b.2021: Adam Orvos, Michael J. Hartshorn, Michael Kobayashi, Brian Morrow, Michael Balmuth, and Travis Marquette.
c.2020: Michael J. Hartshorn, Brian Morrow, Michael Balmuth, and Travis Marquette.

Peer Group Issuers, Footnote [Text Block]	The peer group used for purposes of the values shown in this column is the same industry index as is shown in the stockholder return performance graph included in Item 5 of our Annual Report on Form 10-K (Dow Jones Apparel Retailers).
PEO Total Compensation Amount	$ 11,335,069	$ 15,989,635	$ 17,529,560
PEO Actually Paid Compensation Amount	$ 11,165,315	16,497,110	10,501,563
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments Table
Year	NEO	Grant Date Fair Value of Equity Awards Granted During Applicable Year(1)	Year-End Fair Value of Equity Awards Granted During Applicable Year(2)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End(3)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year(4)	Change in Fair Value as of Year-End of Any Awards Forfeited During Applicable Year(5)	Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation(6)	Total Adjustments Reflected in Compensation Actually Paid
2022	PEO	$(9,800,093)	$4,316,812	$5,269,903	$(281,593)	$—	$325,216	$(169,755)
	Average non-PEO NEOs	$(2,750,090)	$2,084,209	$1,744,487	$(86,429)	$—	$116,060	$1,108,237
2021	PEO	$(9,800,128)	$12,088,760	$(3,281,621)	$1,240,177	$—	$260,287	$507,475
	Average non-PEO NEOs	$(2,975,067)	$3,364,001	$(635,040)	$264,203	$(771,203)	$61,685	$(691,421)
2020	PEO	$(13,928,610)	$9,620,687	$(212,697)	$(2,587,244)	$—	$79,867	$(7,027,997)
	Average non-PEO NEOs	$(4,808,569)	$3,466,795	$(46,402)	$(866,800)	$—	$22,962	$(2,232,014)

Note: For each year, we have re-valued performance share awards at their final settlement payout level following the performance period that aligns with our fiscal year.

(1)Deduct the amounts shown in the “Stock Awards” column in the Summary Compensation Table with respect to awards granted during the applicable fiscal year.
(2)For awards granted in the covered fiscal year which are outstanding and unvested at year-end, add the Fair Value as of the end of the applicable year.
(3)For awards granted in the prior fiscal years that are outstanding and unvested at the end of the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the end of the applicable year (from the end of the prior year).
(4)For awards granted in prior fiscal years that vested during the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the vesting date (from the end of the prior year).
(5)For awards forfeited in the applicable fiscal year, subtract the amount equal to the Fair Value at the end of the prior year.
(6)Add the dollar value of any dividends paid on stock awards in the applicable year if prior to the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 4,347,931	6,292,515	7,078,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,456,168	5,601,094	4,846,029
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments Table
Year	NEO	Grant Date Fair Value of Equity Awards Granted During Applicable Year(1)	Year-End Fair Value of Equity Awards Granted During Applicable Year(2)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End(3)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year(4)	Change in Fair Value as of Year-End of Any Awards Forfeited During Applicable Year(5)	Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation(6)	Total Adjustments Reflected in Compensation Actually Paid
2022	PEO	$(9,800,093)	$4,316,812	$5,269,903	$(281,593)	$—	$325,216	$(169,755)
	Average non-PEO NEOs	$(2,750,090)	$2,084,209	$1,744,487	$(86,429)	$—	$116,060	$1,108,237
2021	PEO	$(9,800,128)	$12,088,760	$(3,281,621)	$1,240,177	$—	$260,287	$507,475
	Average non-PEO NEOs	$(2,975,067)	$3,364,001	$(635,040)	$264,203	$(771,203)	$61,685	$(691,421)
2020	PEO	$(13,928,610)	$9,620,687	$(212,697)	$(2,587,244)	$—	$79,867	$(7,027,997)
	Average non-PEO NEOs	$(4,808,569)	$3,466,795	$(46,402)	$(866,800)	$—	$22,962	$(2,232,014)

Note: For each year, we have re-valued performance share awards at their final settlement payout level following the performance period that aligns with our fiscal year.

(1)Deduct the amounts shown in the “Stock Awards” column in the Summary Compensation Table with respect to awards granted during the applicable fiscal year.
(2)For awards granted in the covered fiscal year which are outstanding and unvested at year-end, add the Fair Value as of the end of the applicable year.
(3)For awards granted in the prior fiscal years that are outstanding and unvested at the end of the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the end of the applicable year (from the end of the prior year).
(4)For awards granted in prior fiscal years that vested during the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the vesting date (from the end of the prior year).
(5)For awards forfeited in the applicable fiscal year, subtract the amount equal to the Fair Value at the end of the prior year.
(6)Add the dollar value of any dividends paid on stock awards in the applicable year if prior to the vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our total shareholder return during fiscal 2020, 2021 and 2022, indexed to the end of fiscal 2019. We have also included the Total Shareholder Return of the Dow Jones Apparel Retailers Index (Item 5 of our Annual Report on Form 10-K) on this chart for the same period.

Compensation Actually Paid vs. Net Income [Text Block]	The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our net income during fiscal 2020, 2021 and 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our pre-tax earnings during fiscal 2020, 2021 and 2022.
Total Shareholder Return Vs Peer Group [Text Block]
The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our total shareholder return during fiscal 2020, 2021 and 2022, indexed to the end of fiscal 2019. We have also included the Total Shareholder Return of the Dow Jones Apparel Retailers Index (Item 5 of our Annual Report on Form 10-K) on this chart for the same period.

Tabular List [Table Text Block]

Most Important Performance Measure
Pre-Tax Earnings

Total Shareholder Return Amount	$ 109	87	100
Peer Group Total Shareholder Return Amount	129	118	107
Net Income (Loss)	$ 1,512,041,000	$ 1,722,589,000	$ 85,382,000
Company Selected Measure Amount	1,987,489,000	2,258,540,000	106,297,000
PEO Name	Barbara Rentler
Additional 402(v) Disclosure [Text Block]	Compensation Actually Paid is defined under the relevant SEC rules as the total compensation reported in the Summary Compensation Table for the applicable year, as adjusted for specified equity award value changes. Please see the “Adjustments Table” below for further detail related to this calculation.The table below includes the most important financial measure that we use to link compensation actually paid to our NEOs to our company performance for fiscal 2022. We have listed pre-tax earnings as the sole financial performance measure. Pre-tax earnings is a GAAP-disclosed metric and serves as the starting point for adjusted pre-tax earnings, which is the key and only metric used under our annual cash incentive bonus plan and for our performance share awards applicable to all NEOs who received grants in fiscal 2022. The Compensation Committee selected adjusted pre-tax earnings as the metric in our incentive compensation plans because the Committee believes that measure is the key driver of stockholder value in the Company’s business.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Earnings
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (169,755)	$ 507,475	$ (7,027,997)
PEO [Member] | Equity Awards Granted, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,800,093)	(9,800,128)	(13,928,610)
PEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,316,812	12,088,760	9,620,687
PEO [Member] | Equity Awards, Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,269,903	(3,281,621)	(212,697)
PEO [Member] | Equity Awards, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(281,593)	1,240,177	(2,587,244)
PEO [Member] | Equity Awards, Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	325,216	260,287	79,867
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,108,237	(691,421)	(2,232,014)
Non-PEO NEO [Member] | Equity Awards Granted, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,750,090)	(2,975,067)	(4,808,569)
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,084,209	3,364,001	3,466,795
Non-PEO NEO [Member] | Equity Awards, Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,744,487	(635,040)	(46,402)
Non-PEO NEO [Member] | Equity Awards, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,429)	264,203	(866,800)
Non-PEO NEO [Member] | Equity Awards, Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(771,203)	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 116,060	$ 61,685	$ 22,962